Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Fair Value Measurement

6. Fair Value Measurement

As of December 31, 2018, and December 31, 2019, information about (i) inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition and (ii) investments measured at NAV or its equivalent as a practical expedient is as follows:

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2018	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Short-term investments
Available-for-sale investments	42,148	—	42,148	—
Investments held by consolidated investment fund	395,929	—	395,929	—
Long-term investments
Available-for-sale investments	139,994	—	139,994	—
Investments held by consolidated investment fund	109,439	—	109,439	—
Other long-term investments measured at fair value	374,612	157,855	216,757	—

		Fair Value Measurements at Reporting Date Using
		(Amount in Thousands)
		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	NAV
Description	2019	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Short-term investments
Investments held by consolidated investment funds	642,759	—	642,759	—	—
Long-term investments
Available-for-sale investments	15,081	—	15,081	—	—
Investments held by consolidated investment fund	260,311	—	260,311	—	—
Other long-term investments measured at fair value	255,967	7,968	—	219,679	28,320

Available-for-sale investments in debt securities consist of investments in trust products, asset management plans, contractual funds and real estate funds that have stated maturity and normally pay a prospective fixed rate of return. These investments are recorded at fair value on a recurring basis. The fair value is measured either using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement.

As of December 31, 2018 and 2019, the Group has two consolidated investment funds whose underlying investments are either bonds or asset management plans. The bonds have stated maturity and normally pay a prospective fixed rate of return and using discounted cash flow model based on contractual cash flow and a discount rate of prevailing market yield for products with similar terms as of the measurement date, as such, it is classified within Level 2 measurement. The asset management plans measured at recent observable transaction prices are classified within Level 2 as well.

Other long-term investments measured at fair value are (i) equity investments in listed companies whose fair value can be obtained through active markets which is classified within Level 1 measurement, (ii) private equity funds categorized within Level 3 of the fair value hierarchy, and (iii) private equity funds measured at NAV.

A reconciliation of the beginning and ending balances of the investments measured at fair value using significant unobservable inputs (Level 3) for the year ended December 31, 2019, presented as follows:

	RMB	US$
	(Amount in Thousands)
Beginning balance of investments, at fair value	—	—
Transfer of investments in fair value hierarchy from Level 2 to Level 3	193,105	27,738
Measurement approach change from measurement alternative to fair value measurement	35,176	5,053
Disposal of portfolio investments	(14,109)	(2,027)
Changes in gains included in investment income (loss)	5,507	791
Ending balance of investments, at fair value	219,679	31,555
Changes in net unrealized gains included in investment income (loss) related to Level 3 investments still held as of December 31, 2019	878	126

Total realized and unrealized gains and losses recorded for Level 3 investments are reported in investment income (loss) in the consolidated statements of operations.

The private equity funds were previously valued based on recent observable transaction prices, classified within Level 2 of the fair value hierarchy. However as no observable transactions of the investments occurred since middle of 2018, the Group’s valuation methodology in 2019 for these investments involved significant unobservable inputs that required significant judgment or estimation. Hence such investments were classified within Level 3 measurement at the beginning of the period. In 2019, the Group also elected to measure a single investment at fair value, which was previously measured using the measurement alternative at cost, less impairment.

With respect to the private equity funds within Level 3 measurement, the Group generally uses a market comparable analysis. The valuation methodology requires a subjective process in determining significant inputs and making assumptions and judgments, for which the Group considers and evaluates including, but not limited to, (1) comparable data wherever possible to quantify or adjust the fair value, (2) quantitative information about significant unobservable inputs used by the third party and (3) prevailing market conditions.

The Group also has financial instruments that are not reported at fair value on the consolidated balance sheet but whose fair values are practicable to estimate. The Group believes the fair value of its financial instruments: principally cash and cash equivalents, restricted cash, accounts receivable, amount due from related parties, short-term held-to-maturity investments, loan receivables and other payables approximate their recorded values due to the short-term nature of the instruments.

As of December 31, 2018 and 2019, information about inputs into the fair value measurements of the Group’s long-term financial instruments that are not reported at fair value on balance sheet is as following:

Fair Value Measurements at Reporting Date Using
(Amount in Thousands)
Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	As of December 31, 2018		Assets	Inputs	Inputs
Description	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investments – held-to-maturity:
Investment in fixed income products	121,671	144,086	—	144,086	—

Fair Value Measurements at Reporting Date Using
(Amount in Thousands)
Quoted Prices
			in Active	Significant
			Markets for	Other	Significant
			Identical	Observable	Unobservable
	As of December 31, 2019		Assets	Inputs	Inputs
Description	Carrying Value	Fair Value	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB	RMB
Long-term investments – held-to-maturity:
Investment in fixed income products	36,816	41,062	—	41,062	—

Fair value measurement on a non-recurring basis for the year ended December 31, 2019 included that used in impairment of held-to-maturity investment (see Note 5) which was classified as a level 3 fair value measurement, and the Group did not have assets or liabilities reported at fair value on a non-recurring basis for the year ended December 31, 2018.

On January 1, 2018, the Group adopted ASU 2016-01, Financial Instruments, and started to measure long-term equity investments, other than equity method investments, at fair value through earnings. For those investments without readily determinable fair value that the Group cannot estimate fair value without undue cost, the Group elected to record those investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes, which are generally not categorized in the fair value hierarchy. As of December 31, 2018 and 2019, the carrying value of equity investments without readily determinable fair value was RMB279,349 and RMB312,916, respectively.

The fair value of long-term investments in fixed income products is estimated using a discounted cash flow model based on contractual cash flows and a discount rate at the prevailing market yield on the measurement date for similar products, and is classified as a Level 2 fair value measurement.